RISK MANAGEMENT - Contractual maturities of financial assets (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
RISK MANAGEMENT
Financial assets	$ 29,553,003	$ 16,822,754
Less than 1 year
RISK MANAGEMENT
Financial assets	108,966,678	103,269,999
Between 1 and 3 years
RISK MANAGEMENT
Financial assets	77,996,853	70,990,831
Between 3 and 5 years
RISK MANAGEMENT
Financial assets	45,912,661	40,998,471
Greater than 5 years
RISK MANAGEMENT
Financial assets	72,790,907	65,254,489
Cash and balances with central bank | Less than 1 year
RISK MANAGEMENT
Financial assets	20,185,074	18,256,065
Interbank borrowings - Repurchase agreements | Less than 1 year
RISK MANAGEMENT
Financial assets	3,749,640	5,668,879
Interbank borrowings - Repurchase agreements | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	35,310	3,473
Financial assets investments | Less than 1 year
RISK MANAGEMENT
Financial assets	12,991,981	7,596,501
Financial assets investments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	10,019,356	5,977,528
Financial assets investments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	3,898,989	1,515,494
Financial assets investments | Greater than 5 years
RISK MANAGEMENT
Financial assets	4,062,918	2,511,061
Loans and advances to customers | Less than 1 year
RISK MANAGEMENT
Financial assets	65,699,670	68,333,569
Loans and advances to customers | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	65,425,431	63,570,825
Loans and advances to customers | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	41,214,446	38,880,378
Loans and advances to customers | Greater than 5 years
RISK MANAGEMENT
Financial assets	67,751,331	61,287,271
Derivative financial instruments | Less than 1 year
RISK MANAGEMENT
Financial assets	6,340,313	3,414,986
Derivative financial instruments | Between 1 and 3 years
RISK MANAGEMENT
Financial assets	2,516,756	1,439,006
Derivative financial instruments | Between 3 and 5 years
RISK MANAGEMENT
Financial assets	799,226	602,600
Derivative financial instruments | Greater than 5 years
RISK MANAGEMENT
Financial assets	$ 976,658	$ 1,456,157